Income taxes - Deferred tax (liabilities) assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Impairment	$ 1,134	$ 1,147
Accruals	107	108
Reserves	52	75
Interest carryforward	31	31
Net operating losses	3,849	2,387
Other	60	40
Financial Instruments	1,392
Start-up costs	982
UNICAP 263A	175	395
Valuation allowance	(7,011)	(3,583)
Total deferred tax assets	771	600
Deferred Tax Liabilities:
Prepaid Expense	(162)	(24)
Other	(30)	(157)
Depreciation	(597)	(509)
Total deferred tax liabilities	(789)	(690)
Deferred tax (liabilities) assets, net	$ (18)	$ (90)